Acquisitions and Divestitures - Other (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill		$ 29,172	$ 27,205	$ 25,331
Pre-tax gain (loss) on sale of business and termination of venture		$ 1,774	$ 1,007	$ 0
Telogis Inc
Business Acquisition [Line Items]
Business acquisition, purchase price in cash	$ 900
Corporate and other | Telogis Inc
Business Acquisition [Line Items]
Goodwill	$ 500